SHARE-BASED PAYMENTS	12 Months Ended
Dec. 31, 2022
SHARE-BASED PAYMENTS
SHARE-BASED PAYMENTS

28.SHARE-BASED PAYMENTS

The Company has four different forms of share-based payments for eligible recipients – stock options, restricted share units (“RSUs”), deferred share units (“DSUs”), and bonus shares. The bonus shares have fully vested but have not yet been issued.

	Years ended December 31
Share- based payments expense	2022	2021
Stock options (note 28(a))	$1,396	$1,350
Restricted share units (note 28(b))	743	738
Deferred share units (note 28(c))	308	241
Share based payments expense	$2,447	$2,329

(a)	Stock options

Stock options granted by the Company prior to 2022 typically had a five-year life, with one third each vesting on grant date, and one year and two years after grant date. In 2022, stock options granted by the Company have a five-year life, with one third each vesting one, two, and three years after grant date.

Gold Standard stock options that were outstanding at August 12, 2022 were exchanged for Replacement Options at the Exchange Ratio, resulting in the issuance of 1,758,334 Replacement Options (note 13). The Replacement Options held by or on behalf of an individual who continued as a director, officer, employee or consultant of the Company are exercisable until the original expiry date of such option, and the Replacement Options held by or on behalf of an individual who did not continue as a director, officer, employee or consultant of the Company following the acquisition date are exercisable until the earlier of August 12, 2024 and the original expiry date of such options.

	2022			2021
		Weighted			Weighted
		average			average
Stock options outstanding	Number	exercise price		Number	exercise price
Beginning of year	9,900,874	C$	1.86	9,959,927	C$	1.60
Replacement Options issued (note 13)	1,758,334		8.43	—		—
Granted	1,278,264		5.56	678,347		4.74
Exercised	(3,674,769)		1.34	(687,400)		0.87
Expired, forfeited or cancelled	(83,814)		16.81	(50,000)		1.39
End of year	9,178,889	C$	3.71	9,900,874	C$	1.86

Vested, end of year	7,701,986	C$	3.38	8,704,157	C$	1.63

The stock options granted during the years ended December 31, 2022 had a grant date fair value of C$4,094,000 ($3,145,000) using the following weighted average assumptions:

Share price at grant date ranging from C$3.71 to C$5.98, expected volatility 46%, expected life – 3 years, risk free interest rate 2.9% and expected dividends – nil.

The stock options granted during the year ended December 31, 2021 had a grant date fair value of C$1,294,000 ($1,032,000) using the following weighted average assumptions:

Share price at grant date – C$4.74, expected volatility – 45%, expected life – 5 years, risk free interest rate – 1.0% and expected dividends – nil.

The stock options outstanding at December 31, 2022, were as follows:

	Exercise	Remaining life		Number
Expiry date	price (C$)	(years)	Number	vested
January 15, 2023	16.43	0.0	5,964	5,964
February 1, 2023	4.78	0.1	7,731	—
February 26, 2023	7.43	0.2	129	43
February 28, 2023	1.06	0.2	30,000	30,000
March 5, 2023	17.69	0.2	148,446	148,446
May 31, 2023	1.25	0.4	400,000	400,000
June 23, 2023	1.06 - 5.98	0.5	295,749	246,797
June 27, 2023	1.25	0.5	746,770	746,770
July 1, 2023	1.06 - 5.98	0.5	224,773	189,351
September 10, 2023	1.25	0.7	100,000	100,000
November 13, 2023	1.30	0.9	250,000	250,000
January 31, 2024	14.59	1.1	112,611	112,611
March 29, 2024	1.06	1.2	1,453,417	1,453,417
August 12, 2024	4.78 - 8.81	1.6	1,280,635	1,280,635
August 13, 2024	1.65	1.6	103,212	103,212
January 30, 2025	8.81	2.1	17,316	17,316
March 25, 2025	2.21	2.2	871,825	871,825
April 16, 2025	2.39	2.3	600,000	600,000
April 20, 2025	2.58	2.3	50,000	50,000
July 1, 2025	3.82	2.5	300,000	300,000
August 24, 2025	6.03	2.6	200,000	200,000
September 1, 2025	5.80	2.7	50,000	50,000
September 23, 2025	8.55	2.7	4,770	4,770
December 4, 2025	7.63	2.9	5,964	5,964
January 21, 2026	7.05 - 7.43	3.1	50,388	42,922
March 24, 2026	4.80	3.2	512,924	341,944
April 19, 2026	4.76	3.3	50,000	33,333
October 4, 2026	4.04	3.8	50,000	33,333
January 10, 2027	4.78	4.0	40,566	—
March 1, 2027	5.37	4.2	250,000	83,333
March 24, 2027	5.98	4.2	611,515	—
June 23, 2027	3.88	4.5	26,580	—
July 4, 2027	3.71	4.5	50,000	—
December 5, 2027	5.06	4.9	171,960	—
December 30, 2027	5.48	5.0	105,644	—
Total number of stock options			9,178,889	7,701,986

The stock options outstanding at December 31, 2021, were as follows:

	Exercise	Remaining life		Number
Expiry date	price (C$)	(years)	Number	vested
June 23, 2022	1.39	0.5	2,200,000	2,200,000
May 31, 2023	1.25	1.4	700,000	700,000
June 27, 2023	1.25	1.5	944,514	944,514
September 10, 2023	1.25	1.7	100,000	100,000
November 13, 2023	1.30	1.9	1,000,000	1,000,000
March 29, 2024	1.06	2.2	1,835,227	1,835,227
May 15, 2024	1.00	2.4	117,450	117,450
August 13, 2024	1.65	2.6	103,212	103,212
March 25, 2025	2.21	3.2	1,022,124	677,646
April 16, 2025	2.39	3.3	600,000	400,000
April 20, 2025	2.58	3.3	50,000	33,334
July 1, 2025	3.82	3.5	300,000	200,000
August 24, 2025	6.03	3.6	200,000	133,334
September 1, 2025	5.80	3.7	50,000	33,334
March 24, 2026	4.80	4.2	578,347	192,774
April 19, 2026	4.76	4.3	50,000	16,666
October 4, 2026	4.04	4.8	50,000	16,666
Total number of stock options			9,900,874	8,704,157

Subsequent to the reporting period, 419,305 stock options were exercised, for gross proceeds to the Company of C$478,000 ($351,000).

(b)	Restricted Share Units

Restricted Share Units (“RSU’s) awarded by the Company typically vest one-third each one, two, and three years after award date.

Number of RSUs outstanding:	2022	2021
Outstanding, January 1	707,840	921,356
Awarded	172,301	235,091
Vested and settled	(402,430)	(448,607)
Forfeitures during the period	(34,444)	—
Outstanding, December 31	443,267	707,840

		Number vesting in the year
Number of RSUs outstanding:	Total	2022	2023	2024	2025
Outstanding, December 31, 2021	707,840	444,301	185,179	78,360	—
Outstanding, December 31, 2022	443,267	—	262,738	126,812	53,717

Restricted Share Units (“RSUs”) are valued based on the closing price of the Company’s common shares on the trading day immediately prior to award. Certain RSUs may be settled in cash at the option of the Company.

During the year ended December 31, 2022, the Company elected to settle 365,935 RSUs in cash for $1,732,000 (2021 — nil). At December 31, 2022, management expects that 94,063 RSU’s maturing in 2023 will likely be cash settled. Consequently, those RSU’s with a fair value of C$476,394 ($351,738) are presented as a current liability.

(c)	Deferred Share Units

The Deferred Share Units (“DSUs”) awarded by the Company to directors vest immediately but are not settled until the end of the director’s tenure. They may be settled in cash or common shares at the option of the Company.

Number of DSUs outstanding:	2022	2021
Outstanding, January 1	707,028	644,525
Awarded and vested immediately	69,290	62,503
Awarded and vested immediately	(216,593)	—
Outstanding, December 31	559,725	707,028

DSUs are valued based on the closing price of the Company’s common shares immediately prior to award.

During the year ended December 31, 2022, the Company elected to settle 104,759 DSUs in cash for $330,000 (2021 — nil). No further cash settlements are expected.

(d)	Bonus shares

During 2017, the Board of Directors awarded 500,000 common shares to the non‐executive Chairman of the Company as bonus shares. The bonus shares were subject to a vesting period from June 19, 2017, to June 18, 2020 (the “Eligibility Period”). The bonus shares will become issuable (1) after the Eligibility Period on the date that the non‐executive Chairman ceases to act as a director of the Company, or (2) upon a change of control of the Company.

Number of bonus shares outstanding:	Year 2022	Year 2021
Outstanding, December 31	500,000	500,000
Vested, December 31	500,000	500,000